Financial Statements - Balance sheets (Parenthetical) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
MEMORANDUM ITEM (OFF-BALANCE SHEET EXPOSURES)
Loan commitments given	€ 134,494,000,000	€ 130,923,000,000
Financial guarantees given	10,989,000,000	10,984,000,000
Contingent Commitments	€ 38,563,000,000	€ 39,209,000,000